Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2018
Investments, All Other Investments [Abstract]
Financial Instruments Whose Contract Amounts Represent Credit Risk

	In Thousands
	Contract or Notional Amount
	2018	2017
Financial instruments whose contract amounts represent credit risk:
Unused commitments to extend credit	$582,897	605,114
Standby letters of credit	80,165	69,156
Total	$663,062	674,270